INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
NOTE 18 - INTANGIBLE ASSETS

	Concession Rights	Software	Use of the public property	Intangible assets in progress	Impairment	Others	Total
Average depreciation rate per year (%)	2.66	9.86	1.60	—	—	1.28
Costs	81,916,771	929,008	298,841	609,906	—	425,870	84,180,396
Accumulated Amortization and Impairment	(5,197,924)	(408,998)	(101,577)	—	(36,576)	(262,048)	(6,007,123)
Balance on December 31, 2024	76,718,847	520,010	197,264	609,906	(36,576)	163,822	78,173,273
Business combination	452,938	—	—	—	—	—	452,938
Additions	24,576	12	242	479,047	—	99,876	603,753
Write-offs/Reversals	(9,203)	—	—	—	—	—	(9,203)
Amortizations	(2,241,005)	(122,393)	(7,208)	—	—	(53,660)	(2,424,266)
Transfers	(181,612)	406,577	—	(394,714)	—	(1,040)	(170,789)
Balance on December 31, 2025	74,764,541	804,206	190,298	694,239	(36,576)	208,998	76,625,706
Costs	81,989,472	1,328,544	299,083	694,239	—	518,360	84,829,698
Accumulated Amortization and Impairment	(7,224,932)	(524,338)	(108,785)	—	(36,576)	(309,362)	(8,203,993)

	Concession Rights	Software	Use of the public property	Intangible assets in progress	Impairment	Others	Total
Average depreciation rate per year (%)	2.42	6.54	2.36	—	—	1.03
Costs	81,960,541	633,504	314,044	562,560	—	396,819	83,867,468
Accumulated Amortization and Impairment	(3,268,833)	(363,511)	(98,695)	—	(43,654)	(226,534)	(4,001,227)
Balance on December 31, 2023	78,691,708	269,993	215,349	562,560	(43,654)	170,285	79,866,241
Additions	—	3,601	208	391,046	—	54,205	449,060
Write-offs/Reversals	(17,358)	(52,073)	—	(1,232)	—	(799)	(71,462)
Amortizations	(1,934,243)	(49,655)	(7,938)	—	—	(35,514)	(2,027,350)
Transfers for Assets Held for Sale	(35,533)	—	(10,770)	—	—	(5,501)	(51,804)
Transfers	14,273	348,144	415	(342,468)	7,078	(18,854)	8,588
Balance on December 31, 2024	76,718,847	520,010	197,264	609,906	(36,576)	163,822	78,173,273
Costs	81,916,771	929,008	298,841	609,906	—	425,870	84,180,396
Accumulated Amortization and Impairment	(5,197,924)	(408,998)	(101,577)	—	(36,576)	(262,048)	(6,007,123)
The balance of the concession right is composed mainly of amounts arising from the new agreements executed by the hydroelectric plants covered by Law No. 14,182/2021, within the scope of AXIA Energia’s capitalization process.
Accounting Policy
Intangible assets are initially measured at cost, which includes all expenditures directly attributable to preparing the asset for its intended use, or at the fair value of intangible assets acquired in a business combination. After initial recognition, the Company measures intangible assets at cost less accumulated amortization and any accumulated impairment losses, if applicable. The Company applies the amortization rates established by ANEEL, taking into consideration that the useful lives estimated by the regulator are appropriate for its assets, and uses the annual amortization rates for electricity‑sector assets set forth in the Electricity Sector Asset Management Manual (MCPSE). Intangible assets associated with concessions that do not provide for compensation at the end of the contractual term are amortized over the concession or authorization period.